===============================================================================
                                                           +------------------+
                                 UNITED STATES             |   OMB APPROVAL   |
                      SECURITIES AND EXCHANGE COMMISSION   +------------------+
                            Washington, D.C. 20549         |   OMB Number:    |
                                                           |    3235-0058     |
                                  FORM 12b-25              |     Expires:     |
                                                           | January 31, 2005 |
                          NOTIFICATION OF LATE FILING      |     Estimated    |
                                                           |  average burden  |
(Check One): [ ] Form 10-K  [ ] Form 20-F   [ ] Form 11-K  |   hours per      |
             [X] Form 10-Q  [ ] Form N-SAR                 |  response..2.50  |
                                                           +------------------+
For Period Ended: March 30, 2002                           +------------------+
                                                           | SEC FILE NUMBER: |
                [ ] Transition Report on Form 10-K         |     1-10228      |
                [ ] Transition Report on Form 20-F         |                  |
                [ ] Transition Report on Form 11-K         +------------------+
                [ ] Transition Report on Form 10-Q         +------------------+
                [ ] Transition Report on Form N-SAR        |   CUSIP NUMBER:  |
                                                           |    293637 10 4   |
For the Transition Period Ended: _______________           +------------------+
+------------------------------------------------------------------------------+
| Read Instruction (on back page) Before Preparing Form. Please Print or Type. |
|  Nothing in this form shall be construed to imply that the Commission has    |
|                 verified any information contained herein.                   |
+------------------------------------------------------------------------------+
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
--------------------------------------------------------------------------------
PART I - REGISTRANT INFORMATION
Enterasys Networks, Inc.
--------------------------------------------------------------------------------
Full Name of Registrant

Cabletron Systems, Inc.
--------------------------------------------------------------------------------
Former Name if Applicable

500 Spaulding Turnpike
--------------------------------------------------------------------------------
Address of Principal Executive Office (Street and Number)

Portsmouth, NH 03801
--------------------------------------------------------------------------------
City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

    | (a)  The reasons described in reasonable detail in Part III of this form
    |      could not be eliminated without unreasonable effort or expense;
    | (b)  The subject annual report, semi-annual report, transition report on
    |      Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof, will be
    |      filed on or before the fifteenth calendar day following the
[ ] |      prescribed due date; or the subject quarterly report of transition
    |      report on Form 10-Q, or portion thereof will be filed on or before
    |      the fifth calendar day following the prescribed due date; and
    | (c)  The accountant's statement or other exhibit required by Rule
    |      12b-25(c) has been attached if applicable.

PART III - NARRATIVE
State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

                        (Attach Extra Sheets if Needed)

The Registrant does not at the present time have audited financial statements for the transition period ended December 29, 2001, and has thus been unable to prepare financial statements for the quarter ended March 30, 2002. This delay relates to the previously announced internal review and the need for the Registrant's independent auditors to perform additional audit procedures on the financial statements for the transition period ended December 29, 2001. The Registrant and its independent auditors are working to complete the audit and financial statements as quickly as possible.

PART IV - OTHER INFORMATION
(1) Name and telephone number of person to contact in regard to this notification

          Gerald M. Haines                603                  501-5500
     ----------------------------    --------------    -------------------------
               (Name)                 (Area Code)         (Telephone Number)

(2)  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is
     no, identify report(s).                                [ ] Yes [X] No

     Form 10-K for the transition period ended December 29, 2001
     ---------------------------------------------------------------------------

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
     thereof?                                               [X] Yes  [ ] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant anticipates reporting a net loss for the quarter ended March 30, 2002. Because the Registrant has not yet completed an internal review and the Registrant's independent auditors will perform additional audit procedures on the Registrant's financial statements for the transition period ended December 29, 2001, the Registrant cannot yet provide an accurate estimate of its results for the quarter ended March 30, 2002. The Registrant and its independent auditors are working to complete the internal review and the audit as quickly as possible.

================================================================================
                            ENTERASYS NETWORKS, INC.
          -----------------------------------------------------------
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date        May 16, 2002                By /s/ Robert Gagalis
    ------------------------------        --------------------------------------
                                          Name: Robert Gagalis
                                          Title: Chief Financial Officer